Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	As of December 31,
(in thousands)	2022	2021
Leasehold improvements	€6,865	€6,865
Capitalized software and software development costs	28,867	26,643
Computer equipment	15,916	15,795
Furniture and fixtures	3,045	3,026
Subtotal	54,693	52,329
Less: accumulated depreciation	42,175	37,537
Construction in process	557	1,113
Property and equipment, net	€13,075	€15,905